CONDENSED CONSOLIDATED COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net profit (loss)	$ 40,347	$ 8,150	$ 104,895	$ (67,200)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	11,221	(2,273)	19,500	(4,338)
Change in employees plan assets and benefit obligations, net of taxes	(133)	(300)	(265)	(600)
Unrealized gain on derivatives	62		62
Comprehensive income (loss)	51,497	5,577	124,192	(72,138)
Comprehensive (income) loss attributable to non-controlling interest	(8,476)	992	(9,498)	4,332
Comprehensive income (loss) attributable to the Company	$ 43,021	$ 6,569	$ 114,694	$ (67,806)